Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (1,799,000)	$ (3,407,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs	14,000	14,000
Non-cash interest expense	6,000	7,000
Share-based compensation		976,000
Unrealized loss on investment		(3,000)
Changes in operating assets and liabilities:
Income and other tax receivables	563,000	10,000
Prepaid expenses and other current assets	85,000	(4,000)
Accounts payable and accrued liabilities	500,000	266,000
Net cash used in operating activities	(631,000)	(2,141,000)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of offering costs of $152	1,603,000
Proceeds from Issuance of Common Stock		350,000
Proceeds from the exercise of stock options		762,000
Proceeds from the exercise of stock purchase warrants		400,000
Net cash provided by financing activities	1,603,000	1,512,000
Effect of exchange rate changes on cash and cash equivalents	1,000	(19,000)
Net decrease in cash and cash equivalents	973,000	(648,000)
Cash and cash equivalents at beginning of period	925,000	1,654,000
Cash and cash equivalents at end of period	1,898,000	1,005,000
Supplemental disclosure of cash flow information:
Cash paid during period for interest	70,000	69,000
Supplemental disclosure of non-cash transactions:
Deferred Compensation Exchanged for Common Stock and Warrants	196,000
Issuance of common stock for services	$ 75,000